Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2018	Aug. 25, 2018	Dec. 31, 2017	Aug. 25, 2017	Dec. 31, 2016	May 25, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 2,564,125		$ 1,364,652		$ 913,562		$ 1,083,874
Restricted cash	296,322		246,322		221,322
Investment in trading securities	471,723		270,309		248,592
Warrant liability	(115,793)	$ (11,147)	(1,000)	$ (17,112)	(1,000)	$ (70,712)
Fair value of financial assets and liabilities	3,216,377		1,880,283		1,382,476
Quoted Prices in Active Markets (Level 1) [Member]
Cash and cash equivalents	2,564,125		1,364,652		913,562
Restricted cash	296,322		246,322		221,322
Investment in trading securities	471,723		270,309		248,592
Warrant liability	0		0		0
Fair value of financial assets and liabilities	3,332,170		1,881,283		1,383,476
Significant Other Observable Inputs (Level 2) [Member]
Cash and cash equivalents	0		0		0
Restricted cash	0		0		0
Investment in trading securities	0		0		0
Warrant liability	0		0		0
Fair value of financial assets and liabilities	0		0		0
Significant Unobservable Inputs (Level 3) [Member]
Cash and cash equivalents	0		0		0
Restricted cash	0		0		0
Investment in trading securities	0		0		0
Warrant liability	(115,793)		(1,000)		(1,000)
Fair value of financial assets and liabilities	$ (115,793)		$ (1,000)		$ (1,000)